Leases - Lease expenses and (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Short-term lease expense	$ 36,179
Operating lease expense	4,435
Operating lease income	$ (3,074)	$ (9,258)